Consolidated Statements of Changes in Stockholders Deficit (Unaudited) - USD ($)	Total	Series C Preferred Stock [Member]	Series C Preferred Stock Temporary	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Common Stocks [Member]	Series G Preferreds Stock [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2020			2,093				500,000
Balance, amount at Dec. 31, 2020	$ (102,225,562)		$ 5,946,052		$ 209,386,884	$ (311,612,946)	$ 500
Conversion of Series C Preferred Stock, shares							3,526,036
Conversion of Series C Preferred Stock, amount	141,494,425				141,490,901		$ 3,526
True-Up Shares, shares							1,086,603
True-Up Shares, amount	46,109,805				46,108,718		$ 1,087
Issuance of Common Shares for Consulting Fees, shares							30,002
Issuance of Common Shares for Consulting Fees, amount	1,494,858				1,494,828		$ 30
Equity contribution	11,208,840		$ (11,208,840)		11,208,840
Warrants issued for compensation					42,037
Issuance of Series G Stock for cash, shares								10,544
Issuance of Series G Stock for cash, amount					313,681			$ 10
Issuance of Common stock warrants for cash	4,686,309				4,686,309
Issuance of Series C Preferred Shares for Cash Proceed, shares			1,890
Issuance of Series C Preferred Shares for Cash Proceed, amount	(6,164,308)		$ 6,164,308		(6,164,308)
Series C fair value adjustment	(512,686)		$ 512,686		(512,686)
Issuance of Series C Preferred Shares for Cash Proceeds, amount	2				10,900,000	9,200,000
Transfer of Series C Preferred Stock to Permanent Equity, shares			(3,983)				10	20,869,218
Transfer of Series C Preferred Stock to Permanent Equity, amount	1,414,206		$ (1,414,206)		1,414,202	16,153,846	$ 26,274,510	$ 51
Net Loss	(169,675,169)					(169,675,169)	325,000	1,890
Balance, amount at Dec. 31, 2021	(71,813,552)			$ 5,143	409,469,406	(481,288,115)	$ 5,143	$ 10	$ (481,288,115)
Balance, shares at Dec. 31, 2021				5,142,641			5,142,641	10,544
True-Up Shares, shares				763,703
True-Up Shares, amount	25,412,740			$ 764	25,411,976
Issuance of Common Shares for Consulting Fees, shares				2,800
Issuance of Common Shares for Consulting Fees, amount	123,754			$ 3	123,751
Net Loss	(68,155,477)								(68,155,477)
Conversion of Series C Preferred Stock, shares		(617)		1,293,079
Conversion of Series C Preferred Stock, amount	51,708,312			$ 1,293	51,707,019
Redemption of Series C preferred stock for cash, shares		(1,664)
Redemption of Series C preferred stock for cash, amount	(18,850,000)	$ (2)			(18,849,998)
Redemption of Series G preferred stock, shares								(2,636)
Redemption of Series G preferred stock, amount	(1,375,000)				(1,374,998)			$ (2)
Warrants issued for debt discount	14,763,393				14,763,393
Balance, amount at Mar. 31, 2022	(68,185,831)	$ 2		$ 7,202	481,250,549			$ 8	(549,443,592)
Balance, shares at Mar. 31, 2022		1,605		7,202,223				7,908
Balance, shares at Dec. 31, 2021				5,142,641			5,142,641	10,544
Balance, amount at Dec. 31, 2021	(71,813,552)			$ 5,143	409,469,406	(481,288,115)	$ 5,143	$ 10	(481,288,115)
Conversion of Series C Preferred Stock, shares							4,279,480
Conversion of Series C Preferred Stock, amount	51,760,451				51,756,173		$ 4,279
True-Up Shares, shares							8,514,198
True-Up Shares, amount	53,674,846				53,666,332		$ 8,514
Issuance of Common Shares for Consulting Fees, shares							2,800
Issuance of Common Shares for Consulting Fees, amount	123,754				123,751		$ 3
Series C fair value adjustment	45,183,021				45,183,021
Net Loss	(107,741,965)					(107,741,965)
Redemption of Series G preferred stock, shares								(5,272)
Redemption of Series C preferred stock for cash, amount	(18,850,000)				(18,849,998)
Redemption of Series G preferred stock, amount	(2,750,000)				(2,749,995)			$ (5)
True-Up Derivative Settlement	24,420,597				24,420,597
Recognition of warrant liability	(5,894,179)				(5,894,179)
Adjustment for rounding on reverse, shares							153,545
Adjustment for rounding on reverse, amount	1				(153)		$ 154
Balance, amount at Dec. 31, 2022	(17,123,633)			$ 18,093	571,888,348	$ (589,030,080)	$ 18,093	$ 5	(589,030,080)
Balance, shares at Dec. 31, 2022				18,092,663			18,092,663	5,272
True-Up Shares, shares				1,336,143
True-Up Shares, amount				$ 1,336	(1,336)
Issuance of Common Shares for Consulting Fees, amount	1,336,143
Net Loss	(2,346,076)								(2,346,076)
Conversion of Series C Preferred Stock, shares		(32)		571,194
Conversion of Series C Preferred Stock, amount				$ 571	(571)
Adjustment for rounding	(1)				(1)
Balance, amount at Mar. 31, 2023	$ (19,469,710)	$ 1		$ 20,000	$ 571,886,440			$ 5	$ (591,376,156)
Balance, shares at Mar. 31, 2023		238		20,000,000				5,272